Derivative Instruments Effect of Derivative Contracts on Accumulated Other Comprehensive Income (Details) (Cash Flow Hedging [Member], Foreign Exchange Contract [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Effect of Derivative Contracts on Accumulated Other Comprehensive Income:
Accumulated OCI - Foreign exchange contracts designated as cash flow hedges, beginning of period	$ (55)	$ 72
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(65)	(54)
Amount of gain (loss) reclassified from accumulated other comprehensive income to income (effective portion)	(14)	73
Accumulated OCI - Foreign exchange contracts designated as cash flow hedges, end of period	$ (106)	$ (55)